UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2018

Days	% of fund's investments 5/31/18
1 - 7	72.1
8 - 30	22.2
31 - 60	3.1
61 - 90	0.0
91 - 180	2.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
Certificates of Deposit	10.4%
Commercial Paper	3.8%
U.S. Treasury Debt	5.6%
U.S. Government Agency Debt	19.9%
Non-Negotiable Time Deposit	20.7%
Other Instruments	2.2%
Repurchase Agreements	35.5%
Net Other Assets (Liabilities)	1.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2018

Showing Percentage of Net Assets

Certificate of Deposit - 10.4%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 10.4%
Bayerische Landesbank
6/1/18 to 6/7/18	1.80%	$1,863,000,000	$1,862,994,311
Landesbank Baden-Wuerttemberg New York Branch
6/1/18 to 6/7/18	1.82	1,732,950,000	1,732,946,099
Swedbank AB
6/1/18 to 6/6/18	1.75	905,543,000	905,547,091
TOTAL CERTIFICATE OF DEPOSIT
(Cost $4,501,493,000)			4,501,487,501

Financial Company Commercial Paper - 3.7%
BNP Paribas Dublin Branch
6/6/18	1.75	192,000,000	191,942,976
Landesbank Baden-Wurttemberg
6/4/18	1.82	417,150,000	417,067,738
Natexis Banques Populaires New York Branch
6/1/18	1.70	981,000,000	980,952,912
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,590,040,065)			1,589,963,626

Asset Backed Commercial Paper - 0.1%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
6/1/18
(Cost $39,365,000)	1.74	39,365,000	39,363,071

U.S. Treasury Debt - 5.6%
U.S. Treasury Obligations - 5.6%
U.S. Treasury Bills
6/28/18 to 8/30/18
(Cost $2,451,563,001)	1.75 to 1.90	2,457,900,000	2,451,637,055

U.S. Government Agency Debt - 19.9%
Federal Agencies - 19.9%
Federal Home Loan Bank
6/6/18 to 9/5/18
(Cost $8,658,659,402)	1.67 to 1.94	8,666,825,000	8,658,285,077

Non-Negotiable Time Deposit - 20.7%
Time Deposits - 20.7%
Barclays Bank PLC
6/1/18	1.80	2,158,837,000	2,158,837,000
BNP Paribas
6/1/18 to 6/5/18	1.75	525,000,000	524,999,443
Credit Agricole CIB
6/1/18	1.70	654,000,000	654,000,000
6/1/18 to 6/7/18	1.80	740,082,000	740,081,076
Credit Suisse AG
6/1/18 to 6/7/18	1.69 to 1.75	2,159,000,000	2,158,995,540
ING Bank NV
6/1/18 to 6/6/18	1.75	594,000,000	593,998,465
Nordea Bank AB
6/1/18	1.70	356,000,000	356,000,000
6/1/18	1.70	1,803,000,000	1,803,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $8,989,919,000)			8,989,911,524

Other Instrument - 2.2%
Corporate Bonds - 2.2%
International Bank for Reconstruction & Development
6/12/18 to 6/14/18
(Cost $965,388,200)	1.90	966,000,000	965,413,960

U.S. Government Agency Repurchase Agreement - 17.7%
	Maturity Amount	Value
In a joint trading account at:
1.74% dated 5/31/18 due 6/1/18 (Collateralized by (U.S. Government Obligations) #	$1,822,730,141	$1,822,642,000
1.77% dated 5/31/18 due 6/1/18 (Collateralized by (U.S. Government Obligations) #	1,566,351,013	1,566,274,000
With:
ING Financial Markets LLC at:
1.76%, dated 4/20/18 due 6/15/18 (Collateralized by U.S. Government Obligations valued at $164,557,199, 3.00% - 4.50%, 11/1/29 - 4/1/48)	161,440,782	161,000,435
1.95%, dated 5/22/18 due 7/25/18 (Collateralized by U.S. Government Obligations valued at $225,542,103, 2.50% - 5.00%, 5/1/27 - 5/1/48)	221,766,133	221,002,011
Sumitomo Mitsui Banking Corp. at 1.75%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $4,004,715,190, 2.00% - 4.00%, 7/31/20 - 5/1/48)	3,926,190,847	3,926,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $7,696,916,000)		7,696,918,446

U.S. Treasury Repurchase Agreement - 17.8%
With:
Barclays Bank PLC at 1.78%, dated 5/31/18 due 6/1/18
(Collateralized by U.S. Treasury Obligations valued at $1,803,007,187, 0.00% - 9.00%, 6/15/18 - 2/15/48)	1,765,687,299	1,765,600,000
(Collateralized by U.S. Treasury Obligations valued at $333,556,510, 0.00% - 2.75%, 8/9/18 - 6/30/23)	327,016,168	327,000,000
Commerz Markets LLC at 1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $881,379,849, 1.00% - 3.75%, 1/31/19 - 5/15/46)	863,043,150	863,000,000
RBS Securities, Inc. at 1.71%, dated 5/25/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $224,724,917, 0.88% - 6.25%, 6/15/18 - 11/15/47)	220,073,150	219,999,934
Sumitomo Mitsui Banking Corp. at 1.75%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $4,671,827,149, 0.75% - 2.38%, 6/15/18 - 5/31/23)	4,580,222,639	4,580,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $7,755,600,000)		7,755,599,934
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $42,648,943,668)		42,648,580,194
NET OTHER ASSETS (LIABILITIES) - 1.9%		846,649,439
NET ASSETS - 100%		$43,495,229,633

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,822,642,000 due 6/01/18 at 1.74%
Bank of Nova Scotia	$307,642,000
J.P. Morgan Securities, Inc.	1,072,000,000
RBC Dominion Securities, Inc.	443,000,000
$1,822,642,000
$1,566,274,000 due 6/01/18 at 1.77%
Bank of Nova Scotia	13,859,784
Citibank NA	464,927,008
HSBC Securities (USA), Inc.	106,651,156
J.P. Morgan Securities, Inc.	309,703,378
Wells Fargo Securities LLC	671,132,674
$1,566,274,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $15,452,518,380) — See accompanying schedule: Unaffiliated issuers (cost $42,648,943,668)		$42,648,580,194
Cash		1,500,030,245
Interest receivable		5,300,368
Other receivables		382,936
Total assets		44,154,293,743
Liabilities
Payable for investments purchased	$595,158,133
Distributions payable	63,430,823
Other payables and accrued expenses	475,154
Total liabilities		659,064,110
Net Assets		$43,495,229,633
Net Assets consist of:
Paid in capital		$43,495,652,034
Distributions in excess of net investment income		(58,927)
Net unrealized appreciation (depreciation) on investments		(363,474)
Net Assets, for 43,486,970,373 shares outstanding		$43,495,229,633
Net Asset Value, offering price and redemption price per share ($43,495,229,633 ÷ 43,486,970,373 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2018
Investment Income
Interest (including $460,631 from affiliated interfund lending)		$525,875,397
Expenses
Custodian fees and expenses	$225,183
Independent trustees' fees and expenses	159,089
Interest	95,130
Total expenses before reductions	479,402
Expense reductions	(46,404)
Total expenses after reductions		432,998
Net investment income (loss)		525,442,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		42,699
Total net realized gain (loss)		42,699
Change in net unrealized appreciation (depreciation) on investment securities		(311,033)
Net increase in net assets resulting from operations		$525,174,065

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2018	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$525,442,399	$200,013,789
Net realized gain (loss)	42,699	66,931
Change in net unrealized appreciation (depreciation)	(311,033)	(52,441)
Net increase in net assets resulting from operations	525,174,065	200,028,279
Distributions to shareholders from net investment income	(525,442,477)	(200,014,543)
Affiliated share transactions
Proceeds from sales of shares	400,875,918,929	370,567,706,318
Reinvestment of distributions	(41,174)	(438)
Cost of shares redeemed	(395,459,827,320)	(370,154,182,600)
Net increase (decrease) in net assets and shares resulting from share transactions	5,416,050,435	413,523,280
Total increase (decrease) in net assets	5,415,782,023	413,537,016
Net Assets
Beginning of period	38,079,447,610	37,665,910,594
End of period	$43,495,229,633	$38,079,447,610
Other Information
Distributions in excess of net investment income end of period	$(58,927)	$(58,851)
Shares
Sold	400,795,759,777	370,511,126,694
Issued in reinvestment of distributions	(41,166)	(438)
Redeemed	(395,380,751,170)	(370,097,642,263)
Net increase (decrease)	5,414,967,441	413,483,993

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

Years ended May 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0131	.0056	.003	.001	.001
Net realized and unrealized gain (loss)	–B	.0002	–B	–B	–B
Total from investment operations	.0131	.0058	.003	.001	.001
Distributions from net investment income	(.0131)	(.0056)	(.003)	(.001)	(.001)
Total distributions	(.0131)	(.0056)	(.003)	(.001)	(.001)
Net asset value, end of period	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total ReturnC	1.31%	.58%	.27%	.13%	.10%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	1.31%	.56%	.28%	.13%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$43,495,230	$38,079,448	$37,665,911	$30,179,024	$40,332,769

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2018

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, expiring capital loss carryforwards and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$106,520
Gross unrealized depreciation	(469,994)
Net unrealized appreciation (depreciation)	$(363,474)
Tax Cost	$42,648,943,668

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$324,010
Net unrealized appreciation (depreciation) on securities and other investments	$(363,474)

The tax character of distributions paid was as follows:

	May 31, 2018	May 31, 2017
Ordinary Income	$525,442,477	$ 200,014,543

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $146,872,297 and the weighted average interest rate was 1.11% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$18,382,507	1.49%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $46,841.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $46,404.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Cash Central Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, hereafter collectively referred to as the "Fund") as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statement of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the five years in the period ended May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 238 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.0014%	$1,000.00	$1,007.60	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 20.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $233,567,817 of distributions paid during the period January 1, 2018 to May 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TCC-ANN-0718
1.743118.118

Fidelity® Municipal Cash Central Fund Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2018

Days	% of fund's investments 5/31/18
1 - 7	95.7
8 - 30	0.3
31 - 60	2.6
61 - 90	0.1
91 - 180	1.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
Variable Rate Demand Notes (VRDNs)	83.2%
Tender Option Bond	13.0%
Other Municipal Security	3.3%
Net Other Assets (Liabilities)	0.5%

Schedule of Investments May 31, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 83.2%
	Principal Amount	Value
Alabama - 5.0%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.26% 6/7/18, VRDN (a)	$4,100,000	$4,100,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.15% 6/1/18, VRDN (a)(b)	3,900,000	3,900,000
West Jefferson Indl. Dev. Series 2008, 1.26% 6/7/18, VRDN (a)	3,390,000	3,390,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.15% 6/1/18, VRDN (a)(b)	21,765,000	21,765,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.15% 6/1/18, VRDN (a)(b)	7,700,000	7,700,000
		40,855,000
Alaska - 0.1%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 B, 0.88% 6/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	735,000	735,000
Arizona - 4.7%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.15% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	31,000,000	31,000,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Fernando Apts. Proj.) Series 2004, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
(San Miguel Apts. Proj.) Series 2003, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	6,900,000	6,900,000
		38,900,000
Arkansas - 2.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.2% 6/7/18, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.22% 6/7/18, VRDN (a)(b)	6,000,000	6,000,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.13% 6/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	9,100,000	9,100,000
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.18% 6/7/18, LOC Fannie Mae, VRDN (a)	770,000	770,000
		17,270,000
Colorado - 0.2%
FNMA Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	1,200,000	1,200,000
Connecticut - 7.0%
Connecticut Gen. Oblig. Series 2016 C, 1.09% 6/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	13,800,000	13,800,000
Connecticut Hsg. Fin. Auth.:
Series 2008 E, 1.09% 6/7/18 (Liquidity Facility Bank of America NA), VRDN (a)(b)	900,000	900,000
Series 2017 C, 1.07% 6/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	15,000,000	15,000,000
Series D, 1.07% 6/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	28,000,000	28,000,000
		57,700,000
Delaware - 1.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.23% 6/1/18, VRDN (a)(b)	7,700,000	7,700,000
Series 1999 B, 1.28% 6/7/18, VRDN (a)(b)	2,400,000	2,400,000
		10,100,000
Florida - 6.0%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.97% 6/1/18, VRDN (a)(b)	19,300,000	19,300,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 1.1% 6/7/18, LOC Royal Bank of Canada, VRDN (a)(b)	5,000,000	5,000,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2016 A, 0.98% 6/1/18, VRDN (a)(b)	10,010,000	10,010,000
0.97% 6/1/18, VRDN (a)(b)	15,190,000	15,190,000
		49,500,000
Georgia - 2.6%
Georgia Muni. Elec. Auth. Pwr. Rev. (Georgia Gen. Resolution Projs.) Series 1985 C, 1.05% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 1.02% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	10,290,000	10,290,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.1% 6/1/18, VRDN (a)(b)	3,600,000	3,600,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.07% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
		21,745,000
Illinois - 0.5%
Chicago Midway Arpt. Rev. Series 2014 C, 1.13% 6/7/18, LOC Barclays Bank PLC, VRDN (a)(b)	3,100,000	3,100,000
FHLMC Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.07% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	1,310,000	1,310,000
		4,410,000
Indiana - 2.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.29% 6/7/18, VRDN (a)(b)	1,400,000	1,400,000
Series 2003 B, 1.1% 6/7/18, VRDN (a)(b)	5,400,000	5,400,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 1.09% 6/7/18, LOC Bank of America NA, VRDN (a)	1,370,000	1,370,000
Series 2016 B, 1.09% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	6,500,000	6,500,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.2% 6/7/18, VRDN (a)	1,100,000	1,100,000
Series I, 1.2% 6/7/18, VRDN (a)	400,000	400,000
		16,170,000
Kansas - 1.1%
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.07% 6/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,870,000	8,870,000
Kentucky - 2.5%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 1.13% 6/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	3,700,000	3,700,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.15% 6/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	11,000,000	11,000,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.1% 6/7/18, VRDN (a)(b)	5,800,000	5,800,000
		20,500,000
Louisiana - 1.6%
East Baton Rouge Parish Solid Waste Series 1998, 0.92% 6/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,000,000	4,000,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 1.06% 6/7/18, VRDN (a)	1,000,000	1,000,000
(Christus Health Proj.) Series 2008 B, 1.06% 6/7/18, VRDN (a)	8,100,000	8,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.19% 6/7/18, VRDN (a)	400,000	400,000
		13,500,000
Maryland - 1.2%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.08% 6/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	10,145,000	10,145,000
Michigan - 0.0%
Grand Traverse County Hosp. Series 2011 B, 1.1% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)	300,000	300,000
Minnesota - 0.3%
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 1.1% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,050,000	2,050,000
Nebraska - 0.7%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series B, 1.13% 6/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,200,000	3,200,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.2% 6/7/18, VRDN (a)(b)	2,200,000	2,200,000
		5,400,000
Nevada - 0.8%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.13% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,600,000	3,600,000
Washoe County Gas Facilities Rev. Series 2016 C, 1.14% 6/7/18, VRDN (a)(b)	3,100,000	3,100,000
		6,700,000
New Jersey - 1.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 D, 1.03% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	5,620,000	5,620,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.97% 6/7/18, LOC Citibank NA, VRDN (a)(b)	2,415,000	2,415,000
		8,035,000
New York - 13.4%
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 1% 6/4/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	18,225,000	18,225,000
Series 2010, 1% 6/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,400,000	2,400,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.94% 6/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	18,100,000	18,100,000
Series 2002 A, 0.94% 6/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	15,800,000	15,800,000
Series 2004 A, 0.94% 6/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	9,000,000	9,000,000
(455 West 37th Street Hsg. Proj.) Series A, 0.94% 6/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	21,850,000	21,850,000
(505 West 37th Street Proj.) Series 2008 A, 0.99% 6/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	20,140,000	20,140,000
New York Metropolitan Trans. Auth. Rev. Series 2012 G2, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	4,300,000	4,300,000
		109,815,000
Oregon - 1.8%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.15% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	15,000,000	15,000,000
Pennsylvania - 2.0%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.3% 6/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.) Second Series, 1.02% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
Philadelphia Arpt. Rev. Series 2005 C1, 1.09% 6/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	6,405,000	6,405,000
		16,675,000
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 1.05% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	4,155,000	4,155,000
South Carolina - 5.3%
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 1.08% 6/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	10,000,000	10,000,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 1.08% 6/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	33,265,000	33,265,000
		43,265,000
Texas - 9.2%
Austin Arpt. Sys. Rev. Series 2005 3, 1.07% 6/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	15,950,000	15,950,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.98% 6/1/18, VRDN (a)(b)	10,750,000	10,750,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.92% 6/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,275,000	4,275,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.2% 6/7/18, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.):
Series 2001 B2, 0.92% 6/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,700,000	4,700,000
Series 2006 B3, 0.92% 6/1/18, VRDN (a)(b)	5,835,000	5,835,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.08% 6/7/18, VRDN (a)(b)	5,400,000	5,400,000
Series 2001, 1.08% 6/7/18, VRDN (a)(b)	5,800,000	5,800,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, 0.98% 6/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	2,500,000	2,500,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.98% 6/7/18, VRDN (a)	15,710,000	15,710,000
		75,870,000
Utah - 1.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.06% 6/7/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	14,000,000	14,000,000
Virginia - 2.4%
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.15% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.15% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,620,000	1,620,000
Series 2006, 1.15% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,450,000	2,450,000
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	5,500,000	5,500,000
		19,570,000
Washington - 3.4%
Port of Seattle Rev. Series 1997, 1.25% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	3,300,000	3,300,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	9,000,000	9,000,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	12,970,000	12,970,000
(Gardens Univ. Village Apt. Proj.) Series A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	2,600,000	2,600,000
		27,870,000
West Virginia - 1.0%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 6/7/18, VRDN (a)(b)	4,200,000	4,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 6/7/18, VRDN (a)(b)	4,000,000	4,000,000
		8,200,000
Wyoming - 1.9%
Converse County Envir. Impt. Rev. Series 1995, 1.17% 6/7/18, VRDN (a)(b)	3,100,000	3,100,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 1.13% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.13% 6/7/18, VRDN (a)	2,500,000	2,500,000
		15,600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $684,105,000)		684,105,000

Tender Option Bond - 13.0%
California - 0.2%
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2015 XF 1033, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,830,000	1,830,000
Colorado - 0.9%
Denver City & County Wastewtr. Dept. of Pub. Works Participating VRDN Series 2016 12, SIFMA Municipal Swap Index + 0.050% 1% 6/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,280,000	7,280,000
Connecticut - 0.7%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000,000	3,000,000
Series Floaters 014, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,700,000	2,700,000
		5,700,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XM 05 52, 1.14% 6/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	800,000	800,000
Florida - 0.4%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	3,100,000	3,100,000
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000,000	1,000,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.14% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
Illinois - 1.1%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	4,300,000	4,300,000
Series Floaters 006, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,700,000	2,700,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.21% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XX 10 81, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,300,000	1,300,000
		8,700,000
Iowa - 0.2%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.14% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,775,000	1,775,000
Maryland - 0.0%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.14% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.24%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	3,346,000	3,346,000
Michigan - 0.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900,000	2,900,000
Montana - 0.7%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	6,000,000	6,000,000
New Jersey - 4.9%
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 117, 0.99% 6/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	39,500,000	39,500,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200,000	1,200,000
		40,700,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	985,000	985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	800,000	800,000
		1,785,000
Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 0.97% 6/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,500,000	5,500,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	900,000	900,000
		6,400,000
Texas - 0.5%
Texas Gen. Oblig. Participating VRDN Series Floaters XM 04 05, 1.09% 6/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750,000	3,750,000
Wisconsin - 1.3%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.24% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	7,500,000	7,500,000
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.24% 7/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	2,900,000	2,900,000
		10,400,000
TOTAL TENDER OPTION BOND
(Cost $106,866,000)		106,866,000

Other Municipal Security - 3.3%
Georgia - 1.8%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,040,000	5,040,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,240,000	10,240,000
		15,280,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.65% tender 6/18/18, CP mode	600,000	600,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.68% tender 7/2/18 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,400,000	3,400,680
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92:
1.5% tender 7/9/18, CP mode	400,000	400,032
1.68% tender 6/28/18, CP mode	700,000	700,168
		4,500,880
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90 A, 1.55% tender 7/9/18, CP mode (b)	900,000	900,081
Series 90B, 1.38% tender 6/28/18, CP mode	1,200,000	1,200,120
Series A1:
1.35% tender 7/12/18, CP mode (b)	2,200,000	2,200,066
1.9% tender 6/6/18, CP mode (b)	300,000	300,036
		4,600,303
Pennsylvania - 0.3%
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series 2008 B1:
5.25% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	1,100,000	1,100,000
5.5% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	1,200,000	1,200,000
		2,300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $27,280,000)		27,281,183
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $818,251,000)		818,252,183
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,756,303
NET ASSETS - 100%		$822,008,486

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,231,000 or 4.3% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$900,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$3,100,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$4,300,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$2,700,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.24%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$3,346,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$985,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$6,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$800,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.24% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/11/16 - 6/1/17	$7,500,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.24% 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$2,900,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $818,251,000)		$818,252,183
Cash		1,299
Receivable for investments sold		6,700,242
Interest receivable		1,177,208
Other receivables		6,340
Total assets		826,137,272
Liabilities
Payable for investments purchased	$2,950,000
Distributions payable	1,172,928
Other payables and accrued expenses	5,858
Total liabilities		4,128,786
Net Assets		$822,008,486
Net Assets consist of:
Paid in capital		$822,007,462
Distributions in excess of net investment income		(159)
Net unrealized appreciation (depreciation) on investments		1,183
Net Assets, for 821,936,571 shares outstanding		$822,008,486
Net Asset Value, offering price and redemption price per share ($822,008,486 ÷ 821,936,571 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2018
Investment Income
Interest		$13,934,911
Expenses
Custodian fees and expenses	$16,306
Independent trustees' fees and expenses	5,524
Total expenses before reductions	21,830
Expense reductions	(2,254)
Total expenses after reductions		19,576
Net investment income (loss)		13,915,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		85,457
Total net realized gain (loss)		85,457
Change in net unrealized appreciation (depreciation) on investment securities		409
Net increase in net assets resulting from operations		$14,001,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2018	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,915,335	$16,847,745
Net realized gain (loss)	85,457	32,728
Change in net unrealized appreciation (depreciation)	409	774
Net increase in net assets resulting from operations	14,001,201	16,881,247
Distributions to shareholders from net investment income	(13,915,334)	(16,847,904)
Distributions to shareholders from net realized gain	(65,740)	–
Total distributions	(13,981,074)	(16,847,904)
Affiliated share transactions
Proceeds from sales of shares	12,751,085,000	11,681,579,000
Cost of shares redeemed	(13,500,066,505)	(14,289,419,117)
Net increase (decrease) in net assets and shares resulting from share transactions	(748,981,505)	(2,607,840,117)
Total increase (decrease) in net assets	(748,961,378)	(2,607,806,774)
Net Assets
Beginning of period	1,570,969,864	4,178,776,638
End of period	$822,008,486	$1,570,969,864
Other Information
Distributions in excess of net investment income end of period	$(159)	$(159)
Shares
Sold	12,750,110,794	11,681,551,542
Redeemed	(13,499,062,114)	(14,289,359,586)
Net increase (decrease)	(748,951,320)	(2,607,808,044)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Cash Central Fund

Years ended May 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0113	.0066	.001	.001	.001
Net realized and unrealized gain (loss)	–B	.0001	–B	–B	–B
Total from investment operations	.0113	.0067	.001	.001	.001
Distributions from net investment income	(.0113)	(.0066)	(.001)	(.001)	(.001)
Distributions from net realized gain	(.0001)	–	–B	–	–
Total distributions	(.0113)C	(.0066)	(.001)	(.001)	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.00	$1.00	$1.00
Total ReturnD	1.14%	.67%	.12%	.05%	.07%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	1.06%	.62%	.09%	.05%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$822,008	$1,570,970	$4,178,777	$4,603,558	$5,657,214

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0113 per share is comprised of distributions from net investment income of $.01129 and distributions from net realized gain of $.00005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2018

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,183
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$1,183
Tax Cost	$818,251,000

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$1,183

The tax character of distributions paid was as follows:

	May 31, 2018	May 31, 2017
Tax-exempt Income	$13,915,334	$16,847,904
Ordinary Income	52,592	–
Long-term Capital Gains	13,148	–
Total	$13,981,074	$ 16,847,904

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,254.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Municipal Cash Central Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, hereafter collectively referred to as the "Fund") as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statement of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the five years in the period ended May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodians, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 238 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.0018%	$1,000.00	$1,006.80	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2018, $1,430, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2018, 100% of the fund's income dividends was free from federal income tax, and 61.66% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCC-ANN-0718
1.743117.118

Fidelity® Securities Lending Cash Central Fund Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/18
1 - 7	69.6
8 - 30	24.3
31 - 60	3.3
91 - 180	2.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
Certificates of Deposit	10.9%
Commercial Paper	3.8%
U.S. Treasury Debt	6.0%
U.S. Government Agency Debt	21.5%
Non-Negotiable Time Deposit	17.5%
Other Instruments	2.3%
Repurchase Agreements	35.1%
Net Other Assets (Liabilities)	2.9%

Schedule of Investments May 31, 2018

Showing Percentage of Net Assets

Certificate of Deposit - 10.9%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 10.9%
Bayerische Landesbank
6/1/18 to 6/7/18	1.80%	$1,057,000,000	$1,056,996,883
Landesbank Baden-Wuerttemberg New York Branch
6/1/18 to 6/7/18	1.82	913,000,000	912,997,926
Swedbank AB
6/1/18 to 6/6/18	1.75	521,633,000	521,635,320
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,491,633,000)			2,491,630,129

Financial Company Commercial Paper - 3.7%
BNP Paribas Dublin Branch
6/6/18	1.75	104,000,000	103,969,112
Landesbank Baden-Wurttemberg
6/4/18	1.82	217,000,000	216,957,208
Natexis Banques Populaires New York Branch
6/1/18	1.70	519,000,000	518,975,088
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $839,941,810)			839,901,408

Asset Backed Commercial Paper - 0.1%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
6/1/18
(Cost $21,000,000)	1.74	21,000,000	20,998,971

U.S. Treasury Debt - 6.0%
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bills
6/28/18 to 8/30/18
(Cost $1,364,437,771)	1.75 to 1.90	1,368,000,000	1,364,480,571

U.S. Government Agency Debt - 21.5%
Federal Agencies - 21.5%
Federal Home Loan Bank
6/6/18 to 9/5/18
(Cost $4,908,425,470)	1.67 to 1.94	4,913,000,000	4,908,212,602

Non-Negotiable Time Deposit - 17.5%
Time Deposits - 17.5%
Barclays Bank PLC
6/1/18	1.80	1,141,000,000	1,141,000,000
BNP Paribas
6/1/18 to 6/5/18	1.75	307,000,000	306,999,679
Credit Agricole CIB
6/1/18	1.70	346,000,000	346,000,000
6/1/18 to 6/7/18	1.80	428,000,000	427,999,483
Credit Suisse AG
6/1/18 to 6/7/18	1.69 to 1.75	1,141,000,000	1,140,997,569
ING Bank NV
6/1/18 to 6/6/18	1.75	330,625,000	330,624,158
Nordea Bank AB
6/1/18	1.70	305,000,000	305,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,998,625,000)			3,998,620,889

Other Instrument - 2.3%
Corporate Bonds - 2.3%
International Bank for Reconstruction & Development
6/12/18 to 6/14/18
(Cost $533,661,800)	1.90	534,000,000	533,676,040

U.S. Government Agency Repurchase Agreement - 17.1%
	Maturity Amount	Value
In a joint trading account at:
1.75% dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations) #	$655,031,796	$655,000,000
1.77% dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations) #	960,418,221	960,371,000
With:
ING Financial Markets LLC at:
1.76%, dated 4/20/18 due 6/15/18 (Collateralized by U.S. Government Obligations valued at $90,966,402, 2.50% - 4.50%, 4/1/26 - 5/1/48)	89,243,662	89,000,240
1.95%, dated 5/22/18 due 7/25/18 (Collateralized by U.S. Government Obligations valued at $131,651,273, 3.50% - 4.00%, 11/1/45 - 11/1/47)	129,447,200	129,001,174
Sumitomo Mitsui Banking Corp. at 1.75%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $2,115,583,566, 3.00% - 3.50%, 10/20/42 - 5/1/47)	2,074,100,819	2,074,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $3,907,371,000)		3,907,372,414

U.S. Treasury Repurchase Agreement - 18.0%
With:
Barclays Bank PLC at 1.78%, dated 5/31/18 due 6/1/18:
(Collateralized by U.S. Treasury Obligations valued at $952,159,419, 0.00% - 3.38%, 6/30/18 - 5/15/47)	933,046,132	933,000,000
(Collateralized by U.S. Treasury Obligations valued at $176,478,639, 0.00% - 6.25%, 6/15/18 - 11/15/42)	173,008,554	173,000,000
Commerz Markets LLC at 1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $465,143,319, 1.13% - 7.63%, 12/31/18 - 8/15/26)	456,022,800	456,000,000
RBS Securities, Inc. at 1.71%, dated 5/25/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $132,768,336, 1.25% - 3.63%, 6/30/18 - 8/15/43)	130,043,225	129,999,961
Sumitomo Mitsui Banking Corp. at 1.75%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $2,468,520,014, 1.00% - 1.88%, 8/15/18 - 6/30/22)	2,420,117,639	2,420,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,112,000,000)		4,111,999,961
TOTAL INVESTMENT IN SECURITIES - 97.1%
(Cost $22,177,095,851)		22,176,892,985
NET OTHER ASSETS (LIABILITIES) - 2.9%		652,177,725
NET ASSETS - 100%		$22,829,070,710

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$655,000,000 due 6/01/18 at 1.75%
Bank of Nova Scotia	$170,000,000
J.P. Morgan Securities, Inc.	428,000,000
RBC Dominion Securities, Inc.	57,000,000
$655,000,000
$960,371,000 due 6/01/18 at 1.77%
Bank of Nova Scotia	$8,498,216
Citibank NA	285,072,992
HSBC Securities (USA), Inc.	65,393,844
J.P. Morgan Securities, Inc.	189,896,622
Wells Fargo Securities LLC	411,509,326
$960,371,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $8,019,372,375) — See accompanying schedule: Unaffiliated issuers (cost $22,177,095,851)		$22,176,892,985
Cash		1,000,029,142
Interest receivable		3,157,981
Other receivables		222,424
Total assets		23,180,302,532
Liabilities
Payable for investments purchased	$314,558,533
Distributions payable	36,391,442
Other payables and accrued expenses	281,847
Total liabilities		351,231,822
Net Assets		$22,829,070,710
Net Assets consist of:
Paid in capital		$22,829,273,570
Accumulated undistributed net realized gain (loss) on investments		6
Net unrealized appreciation (depreciation) on investments		(202,866)
Net Assets, for 22,826,433,414 shares outstanding		$22,829,070,710
Net Asset Value, offering price and redemption price per share ($22,829,070,710 ÷ 22,826,433,414 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2018
Investment Income
Interest		$313,526,797
Expenses
Custodian fees and expenses	$154,568
Independent trustees' fees and expenses	96,309
Interest	56,026
Total expenses before reductions	306,903
Expense reductions	(29,368)
Total expenses after reductions		277,535
Net investment income (loss)		313,249,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		38,060
Total net realized gain (loss)		38,060
Change in net unrealized appreciation (depreciation) on investment securities		(306,780)
Net increase in net assets resulting from operations		$312,980,542

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2018	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$313,249,262	$125,042,790
Net realized gain (loss)	38,060	45,982
Change in net unrealized appreciation (depreciation)	(306,780)	103,914
Net increase in net assets resulting from operations	312,980,542	125,192,686
Distributions to shareholders from net investment income	(313,251,305)	(125,041,372)
Affiliated share transactions
Proceeds from sales of shares	138,245,797,056	116,768,636,615
Cost of shares redeemed	(138,574,015,638)	(115,452,271,090)
Net increase (decrease) in net assets and shares resulting from share transactions	(328,218,582)	1,316,365,525
Total increase (decrease) in net assets	(328,489,345)	1,316,516,839
Net Assets
Beginning of period	23,157,560,055	21,841,043,216
End of period	$22,829,070,710	$23,157,560,055
Other Information
Shares
Sold	138,230,007,532	116,755,690,128
Redeemed	(138,557,751,191)	(115,440,064,479)
Net increase (decrease)	(327,743,659)	1,315,625,649

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

Years ended May 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0131	.0059	.003	.001	.001
Net realized and unrealized gain (loss)	–B	.0001	–B	–B	–B
Total from investment operations	.0131	.0060	.003	.001	.001
Distributions from net investment income	(.0131)	(.0059)	(.003)	(.001)	(.001)
Total distributions	(.0131)	(.0059)	(.003)	(.001)	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.00	$1.00	$1.00
Total ReturnC	1.32%	.60%	.30%	.13%	.10%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	1.31%	.60%	.30%	.13%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$22,829,071	$23,157,560	$21,841,043	$25,584,453	$24,033,517

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2018

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,870
Gross unrealized depreciation	(263,737)
Net unrealized appreciation (depreciation)	$(202,867)
Tax Cost	$22,177,095,852

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$223,424
Net unrealized appreciation (depreciation) on securities and other investments	$(202,867)

The tax character of distributions paid was as follows:

	May 31, 2018	May 31, 2017
Ordinary Income	$313,251,305	$ 125,041,372

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $87,658,443 and the weighted average interest rate was 1.10% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $26,779.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $29,368.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Securities Lending Cash Central Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Securities Lending Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, hereafter collectively referred to as the "Fund") as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statement of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the five years in the period ended May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 236 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.0015%	$1,000.00	$1,007.60	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 20.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $134,709,865 of distributions paid during the period January 1, 2018 to May 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CCC-ANN-0718
1.734009.119

Fidelity® Tax-Free Cash Central Fund Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2018

Days	% of fund's investments 5/31/18
1 - 7	98.5
8 - 30	0.3
31 - 60	1.0
61 - 90	0.0
91 - 180	0.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
Variable Rate Demand Notes (VRDNs)	69.0%
Tender Option Bond	28.4%
Other Municipal Security	1.2%
Net Other Assets (Liabilities)	1.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.0%
	Principal Amount	Value
Alabama - 3.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.98% 6/1/18, VRDN (a)	$14,000,000	$14,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.26% 6/7/18, VRDN (a)	1,400,000	1,400,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.96% 6/1/18, VRDN (a)	20,700,000	20,700,000
West Jefferson Indl. Dev. Series 2008, 1.26% 6/7/18, VRDN (a)	1,200,000	1,200,000
		37,300,000
Alaska - 2.8%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series B, 0.88% 6/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,035,000	8,035,000
(Greater Fairbanks Cmnty. Hosp. Foundation) Series A, 0.88% 6/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,000,000	9,000,000
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.12% 6/7/18, VRDN (a)	11,600,000	11,600,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.22% 6/7/18, VRDN (a)	2,800,000	2,800,000
Series 1994 C, 1.16% 6/7/18, VRDN (a)	1,000,000	1,000,000
		32,435,000
Arizona - 0.3%
Maricopa County Indl. Dev. Auth. Rev. (Banner Health Sys. Proj.) 1.08% 6/7/18, VRDN (a)	3,400,000	3,400,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.14% 6/7/18, VRDN (a)	100,000	100,000
		3,500,000
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Series 2016 C, 1.02% 6/7/18, VRDN (a)	3,445,000	3,445,000
Connecticut - 2.6%
Connecticut Gen. Oblig. Series 2016 C, 1.09% 6/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	5,800,000	5,800,000
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 1.08% 6/7/18, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Connecticut Hsg. Fin. Auth.:
Series 2016 B, 1.07% 6/7/18 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	20,000,000	20,000,000
Series 2018 B, 1.06% 6/7/18 (Liquidity Facility Royal Bank of Canada), VRDN (a)	1,200,000	1,200,000
		30,000,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.14% 6/7/18, VRDN (a)	500,000	500,000
Florida - 5.2%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.95% 6/1/18, VRDN (a)	4,635,000	4,635,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.91% 6/1/18, VRDN (a)	34,350,000	34,350,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.95% 6/1/18, VRDN (a)	18,550,000	18,550,000
Palm Beach County Rev. (Benjamin Private School Proj.) 1.14% 6/7/18, LOC Northern Trust Co., VRDN (a)	3,890,000	3,890,000
		61,425,000
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.04% 6/1/18, VRDN (a)	2,375,000	2,375,000
Second Series 1995, 1.04% 6/1/18, VRDN (a)	13,000,000	13,000,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Georgia Gen. Resolution Projs.) Series 1985 C, 1.05% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	1,100,000	1,100,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 1.02% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	8,800,000	8,800,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.08% 6/1/18, VRDN (a)	900,000	900,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.04% 6/1/18, VRDN (a)	1,800,000	1,800,000
		27,975,000
Illinois - 2.8%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 1.11% 6/7/18, LOC Northern Trust Co., VRDN (a)	6,455,000	6,455,000
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 1.07% 6/7/18, LOC Barclays Bank PLC, VRDN (a)	1,400,000	1,400,000
Series 2008 B, 1.07% 6/7/18, LOC Barclays Bank PLC, VRDN (a)	3,840,000	3,840,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 1.1% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	16,800,000	16,800,000
Series 2011 A, 0.93% 6/1/18, LOC Bank of America NA, VRDN (a)	2,260,000	2,260,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2C, 1.06% 6/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
		33,355,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.07% 6/7/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	3,750,000	3,750,000
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 1.09% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	3,200,000	3,200,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.2% 6/7/18, VRDN (a)	300,000	300,000
Series I, 1.2% 6/7/18, VRDN (a)	400,000	400,000
		7,650,000
Louisiana - 3.6%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2006, 0.9% 6/1/18, VRDN (a)	12,300,000	12,300,000
Series 2008 B, 0.9% 6/1/18, VRDN (a)	10,870,000	10,870,000
Series 2010, 1.06% 6/7/18, VRDN (a)	5,600,000	5,600,000
(Christus Health Proj.) Series 2009 B1, 1.1% 6/7/18, LOC Bank of New York, New York, VRDN (a)	1,700,000	1,700,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.91% 6/1/18, VRDN (a)	8,100,000	8,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.14% 6/7/18, VRDN (a)	660,000	660,000
Series 2010 B1, 1.19% 6/7/18, VRDN (a)	3,100,000	3,100,000
		42,330,000
Massachusetts - 0.6%
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	6,700,000	6,700,000
Michigan - 1.0%
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.93% 6/1/18, LOC Comerica Bank, VRDN (a)	12,250,000	12,250,000
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B2, 0.89% 6/1/18, LOC JPMorgan Chase Bank, VRDN (a)	3,150,000	3,150,000
Mississippi - 6.3%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.89% 6/1/18, VRDN (a)	12,150,000	12,150,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.92% 6/1/18 (Chevron Corp. Guaranteed), VRDN (a)	17,500,000	17,500,000
Series 2007 C, 0.89% 6/1/18 (Chevron Corp. Guaranteed), VRDN (a)	4,530,000	4,530,000
Series 2011 A, 0.89% 6/1/18, VRDN (a)	29,650,000	29,650,000
Series 2011 C, 0.89% 6/1/18, VRDN (a)	3,600,000	3,600,000
Series 2011 D, 0.89% 6/1/18, VRDN (a)	6,355,000	6,355,000
		73,785,000
New Jersey - 0.9%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 D, 1.03% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	10,900,000	10,900,000
Pennsylvania, New Jersey - 0.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	4,590,000	4,590,000
Series 2010 B, 1.05% 6/7/18, LOC Barclays Bank PLC, VRDN (a)	1,000,000	1,000,000
		5,590,000
New York - 19.1%
New York City Gen. Oblig.:
Series 2008, 1% 6/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,060,000	3,060,000
Series 2012 G6, 0.9% 6/1/18 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	3,800,000	3,800,000
Series 2013 A2, 0.9% 6/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	40,800,000	40,800,000
Series 2017 A-7, 0.91% 6/1/18 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	8,200,000	8,200,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Mercy College Proj.) Series A, 1.03% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	5,600,000	5,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2014 AA, 0.9% 6/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	14,920,000	14,920,000
Series 2015 BB, 0.92% 6/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,500,000	5,500,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 1% 6/4/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	3,500,000	3,500,000
Series 2003 C4, 0.96% 6/1/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,150,000	10,150,000
Series 2010, 1% 6/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	29,800,000	29,800,000
Series 2013 C5, 1.01% 6/7/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	4,400,000	4,400,000
Series 2014, 0.9% 6/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,000,000	1,000,000
Series 2015 A3, 0.9% 6/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,000,000	4,000,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 0.95% 6/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	33,400,000	33,400,000
Series 2009 B, 0.95% 6/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	22,355,000	22,355,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 1.13% 6/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,200,000	2,200,000
New York Metropolitan Trans. Auth. Rev. Series 2012 G2, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	3,410,000	3,410,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.95% 6/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,685,000	26,685,000
Westchester County Indl. Agcy. Rev. Series 2005 B, 1.03% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	1,670,000	1,670,000
		224,450,000
North Carolina - 0.3%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 1.06% 6/7/18 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,540,000	3,540,000
North Dakota - 0.6%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 0.96% 6/4/18, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
Ohio - 2.1%
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 1.05% 6/7/18, LOC PNC Bank NA, VRDN (a)	1,900,000	1,900,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.06% 6/7/18, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	22,575,000	22,575,000
		24,475,000
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 A, 1.06% 6/7/18, LOC PNC Bank NA, VRDN (a)	4,450,000	4,450,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	1,950,000	1,950,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.3% 6/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.1% 6/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,730,000	11,730,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.) Second Series, 1.02% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
		21,525,000
Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 1.05% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	4,400,000	4,400,000
Tennessee - 6.9%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.97% 6/1/18, LOC Bank of America NA, VRDN(a)	5,000,000	5,000,000
Series 2005, 0.97% 6/1/18, LOC Bank of America NA, VRDN (a)	36,235,000	36,235,000
Johnson City Health & Edl. Hosp. Rev. Series 2013 A, 1.05% 6/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,610,000	1,610,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 2006, 0.97% 6/1/18, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
(Tennessee County Ln. Pool Proj.):
Series 2002, 0.97% 6/1/18, LOC Bank of America NA, VRDN (a)	11,370,000	11,370,000
Series 2004, 0.97% 6/1/18, LOC Bank of America NA, VRDN (a)	8,985,000	8,985,000
Series 2008, 0.97% 6/1/18, LOC Bank of America NA, VRDN (a)	12,050,000	12,050,000
		80,450,000
Texas - 3.8%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.89% 6/1/18, LOC JPMorgan Chase Bank, VRDN (a)	8,015,000	8,015,000
Series 2008 B1, 0.89% 6/1/18, LOC JPMorgan Chase Bank, VRDN (a)	5,135,000	5,135,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.11% 6/7/18 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.11% 6/7/18 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 1.11% 6/7/18 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.11% 6/7/18 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, 0.98% 6/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	3,600,000	3,600,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.98% 6/7/18, VRDN (a)	18,150,000	18,150,000
		45,200,000
Utah - 0.5%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.06% 6/7/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	6,005,000	6,005,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.26% 6/7/18, VRDN (a)	630,000	630,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.13% 6/7/18, VRDN (a)	300,000	300,000
		930,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $809,865,000)		809,865,000

Tender Option Bond - 28.4%
Arizona - 0.2%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	500,000	500,000
		2,500,000
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	600,000	600,000
Colorado - 6.1%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
Denver City & County Wastewtr. Dept. of Pub. Works Participating VRDN Series 2016 12, SIFMA Municipal Swap Index + 0.050% 1% 6/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	33,600,000	33,600,000
JPMorgan Chase Participating VRDN Series 5008, 0.95% 6/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	35,380,000	35,380,000
		71,880,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
District Of Columbia - 0.0%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Florida - 0.4%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,700,000	3,700,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
		4,600,000
Georgia - 0.1%
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.12% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	500,000	500,000
		1,600,000
Illinois - 1.1%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,800,000	4,800,000
Series Floaters 006, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,400,000	3,400,000
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000,000	1,000,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.21% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,100,000	2,100,000
Series Floaters XX 10 81, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,400,000	1,400,000
Series Floaters YX 10 86, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
		13,400,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	650,000	650,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	246,500	246,500
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.11% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,500,000	3,500,000
Maryland - 0.1%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.14% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.11%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	4,200,000	4,200,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.24%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	904,000	904,000
		5,104,000
Michigan - 0.7%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,300,000	4,300,000
Michigan Fin. Auth. Rev. Participating VRDN Series XM 04 72, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,750,000	3,750,000
		8,050,000
Missouri - 0.1%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500,000	1,500,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,000,000	3,000,000
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,300,000	1,300,000
Series Floaters XX 10 04, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,185,000	1,185,000
		2,485,000
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series Floaters XF 25 80, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,400,000	1,400,000
New Jersey - 4.0%
New Jersey Gen. Oblig. Participating VRDN:
Series Floaters E 103, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series Floaters E 117, 0.99% 6/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	44,000,000	44,000,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,700,000	1,700,000
		47,300,000
New York - 3.8%
JPMorgan Chase Participating VRDN Series Putters 5012, 0.95% 6/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	44,180,000	44,180,000
Ohio - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.09% 6/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	500,000	500,000
		1,395,000
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	600,000	600,000
Oregon - 0.1%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,045,000	1,045,000
Pennsylvania - 4.0%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 111, 0.97% 6/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	15,800,000	15,800,000
Series Putters 5011, 0.95% 6/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	28,800,000	28,800,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XG 01 80, 1.06% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	600,000	600,000
Series Floaters ZM 06 50, 1.2% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	500,000	500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	500,000	500,000
		47,200,000
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2017 XF 2425, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,575,000	2,575,000
Tennessee - 2.3%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, SIFMA Municipal Swap Index + 0.050% 1% 6/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	27,145,000	27,145,000
Texas - 1.4%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,400,000	1,400,000
JPMorgan Chase Participating VRDN Series Putter 50 18, 0.95% 6/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	13,525,000	13,525,000
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.1% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	300,000	300,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.09% 6/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,200,000	1,200,000
		16,425,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	600,000	600,000
Vermont - 0.1%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	660,000	660,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,075,000	2,075,000
Washington - 1.4%
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	15,775,000	15,775,000
Series Putters 15 XM0012, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,155,000	1,155,000
		16,930,000
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.24% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	900,000	900,000
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.24% 7/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	700,000	700,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		1,900,000
TOTAL TENDER OPTION BOND
(Cost $333,145,500)		333,145,500

Other Municipal Security - 1.2%
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2015 C, SIFMA Municipal Swap Index + 0.750% 1.81% 6/15/18 (a)(d)	800,000	800,168
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,480,000	1,480,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,080,000	4,080,000
		5,560,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.65% tender 6/18/18, CP mode	900,000	900,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92:
1.5% tender 7/9/18, CP mode	600,000	600,048
1.68% tender 6/28/18, CP mode	1,000,000	1,000,240
		1,600,288
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.38% tender 6/28/18, CP mode	1,800,000	1,800,180
Pennsylvania - 0.3%
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series 2008 B1:
5.25% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	1,700,000	1,700,000
5.5% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	1,900,000	1,900,000
		3,600,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $14,260,210)		14,260,636
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $1,157,270,710)		1,157,271,136
NET OTHER ASSETS (LIABILITIES) - 1.4%		16,198,494
NET ASSETS - 100%		$1,173,469,630

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,699,000 or 1.9% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,000,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 2/27/18	$3,700,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$4,800,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$3,400,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$1,000,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$1,400,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.24%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$904,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$3,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$500,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.24% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$900,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.24% 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$700,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,157,270,710)		$1,157,271,136
Cash		731
Receivable for investments sold		20,090,000
Interest receivable		2,074,792
Other receivables		5,911
Total assets		1,179,442,570
Liabilities
Payable for investments purchased	$4,540,000
Distributions payable	1,427,016
Other payables and accrued expenses	5,924
Total liabilities		5,972,940
Net Assets		$1,173,469,630
Net Assets consist of:
Paid in capital		$1,173,463,608
Accumulated undistributed net realized gain (loss) on investments		5,596
Net unrealized appreciation (depreciation) on investments		426
Net Assets, for 1,173,358,208 shares outstanding		$1,173,469,630
Net Asset Value, offering price and redemption price per share ($1,173,469,630 ÷ 1,173,358,208 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2018
Investment Income
Interest		$9,725,521
Expenses
Custodian fees and expenses	$13,022
Independent trustees' fees and expenses	3,374
Total expenses before reductions	16,396
Expense reductions	(12,526)
Total expenses after reductions		3,870
Net investment income (loss)		9,721,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28,436
Total net realized gain (loss)		28,436
Change in net unrealized appreciation (depreciation) on investment securities		211
Net increase in net assets resulting from operations		$9,750,298

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2018	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,721,651	$5,212,371
Net realized gain (loss)	28,436	2,349
Change in net unrealized appreciation (depreciation)	211	215
Net increase in net assets resulting from operations	9,750,298	5,214,935
Distributions to shareholders from net investment income	(9,721,631)	(5,212,371)
Distributions to shareholders from net realized gain	(9,595)	–
Total distributions	(9,731,226)	(5,212,371)
Affiliated share transactions
Proceeds from sales of shares	8,665,887,000	4,929,302,000
Cost of shares redeemed	(8,249,029,121)	(5,598,442,000)
Net increase (decrease) in net assets and shares resulting from share transactions	416,857,879	(669,140,000)
Total increase (decrease) in net assets	416,876,951	(669,137,436)
Net Assets
Beginning of period	756,592,679	1,425,730,115
End of period	$1,173,469,630	$756,592,679
Other Information
Shares
Sold	8,665,020,498	4,929,110,095
Redeemed	(8,248,204,301)	(5,598,274,757)
Net increase (decrease)	416,816,197	(669,164,662)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Cash Central Fund

Years ended May 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0108	.0064	.001	–B	.001
Net realized and unrealized gain (loss)	.0001	.0001	–B	–B	–B
Total from investment operations	.0109	.0065	.001	–B	.001
Distributions from net investment income	(.0108)	(.0064)	(.001)	–B	(.001)
Distributions from net realized gain	–B	–	–B	–B	–
Total distributions	(.0109)C	(.0064)	(.001)	–B	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.00	$1.00	$1.00
Total ReturnD	1.09%	.65%	.12%	.05%	.06%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	1.11%	.61%	.09%	.04%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,173,470	$756,593	$1,425,730	$921,463	$955,734

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0109 per share is comprised of distributions from net investment income of $.01084 and distributions from net realized gain of $.00001 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2018

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$468
Gross unrealized depreciation	(42)
Net unrealized appreciation (depreciation)	$426
Tax Cost	$1,157,270,710

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$20
Undistributed ordinary income	$5,576
Net unrealized appreciation (depreciation) on securities and other investments	$426

The tax character of distributions paid was as follows:

	May 31, 2018	May 31, 2017
Tax-exempt Income	9,721,631	5,212,371
Ordinary Income	$9,595	$ -
Total	$9,731,226	$ 5,212,371

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $876.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,650.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the "Fund"), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 238 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.0019%	$1,000.00	$1,006.60	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2018, $1,608, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2018, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TFC-ANN-0718
1.795174.114

Item 2.

Code of Ethics

As of the end of the period, May 31, 2018, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,000	$100	$5,100	$900

May 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,000	$-	$5,200	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the “Funds”):

Services Billed by PwC

May 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$40,000	$3,400	$2,000	$1,800
Fidelity Municipal Cash Central Fund	$33,000	$2,800	$2,000	$1,500
Fidelity Securities Lending Cash Central Fund	$40,000	$3,400	$2,000	$1,800

May 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$38,000	$3,800	$2,200	$1,800
Fidelity Municipal Cash Central Fund	$32,000	$3,200	$2,200	$1,500
Fidelity Securities Lending Cash Central Fund	$38,000	$3,800	$2,200	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2018A	May 31, 2017A
Audit-Related Fees	$5,000	$-
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2018A	May 31, 2017A
Audit-Related Fees	$7,545,000	$6,340,000
Tax Fees	$20,000	$160,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2018A	May 31, 2017A
Deloitte Entities	$355,000	$500,000
PwC	$10,320,000	$8,115,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to

be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2018